Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,650,000
Previously Paid Amount	0.00
Total Fee Amount	365.96
Total Offset Amount	0.00
Net Fee	365.96
Narrative - Max Aggregate Offering Price	$ 2,650,000
Final Prospectus	true